Guarantees and commitments (Details 4) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 580	$ 1,926
New claims	330	640
Claims settled through repurchases	0	(6)
Other settlements	(425)	(170)
Total claims settled	(425)	(176)
Claims rescinded	(15)	(14)
Transfers to/from arbitration and litigation, net	(317)	(681)
Balance at end of period	153	1,695
Repurchase price at the time of settlement		(6)
Other settlements, settlement value	(66)	(25)
Provisions for outstanding repurchase claims
Balance at beginning of period	146	55
Increase/(decrease) in provisions, net	(20)	74
Realized losses	(66)	(31)
Balance at end of period	60	98
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	77	67
New claims	9	36
Claims settled through repurchases	0	(4)
Other settlements	(4)	(8)
Total claims settled	(4)	(12)
Claims rescinded	(15)	(10)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	67	81
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	420	464
New claims	1	115
Claims settled through repurchases	0	0
Other settlements	(416)	(155)
Total claims settled	(416)	(155)
Claims rescinded	0	(4)
Transfers to/from arbitration and litigation, net	(2)	0
Balance at end of period	3	420
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	83	1,395
New claims	320	489
Claims settled through repurchases	0	(2)
Other settlements	(5)	(7)
Total claims settled	(5)	(9)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	(315)	(681)
Balance at end of period	$ 83	$ 1,194